Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net earnings	$ 484,950	$ 79,089
Adjustments and items not affecting cash:
Depreciation and amortization	284,304	260,772
Deferred taxes	53,686	42,025
Unrealized gain on derivative financial instruments	(15,237)	(1,781)
Share-based compensation expense	11,042	7,495
Cost of equity funds used for construction purposes	(4,896)	(2,728)
Change in value of investments carried at fair value	(276,458)	137,957
Pension and post-employment contributions in excess of expense	(8,952)	(6,354)
Distributions received from equity investments, net of income	7,487	5,698
Others	15,031	16,305
Changes in non-cash operating items (note 23)	60,303	(8,126)
Net Cash Provided by (Used in) Operating Activities, Total	611,260	530,352
Financing Activities
Increase in long-term debt	3,614,758	2,015,533
Decrease in long-term debt	(3,048,008)	(1,699,592)
Issuance of common shares, net of costs	362,364	473,911
Cash dividends on common shares	(196,391)	(166,384)
Dividends on preferred shares	(8,486)	(8,027)
Contributions from non-controlling interests, related party (note 17)	96,752	305,000
Contributions from non-controlling interests and redeemable non-controlling interests (note 17)	3,403	15,250
Production-based cash contributions from non-controlling interest	3,565	13,860
Distributions to non-controlling interests, related party (note 16(b) and (c))	(38,718)	0
Distributions to non-controlling interests	(12,251)	(9,289)
Settlement of derivatives	(8,732)	0
Proceeds from exercise of share options	0	4,504
Shares surrendered to fund withholding taxes on exercised share options	(5,282)	(2,088)
Increase in other long-term liabilities	10,175	9,403
Decrease in other long-term liabilities	(39,783)	(20,144)
Net Cash Provided by (Used in) Financing Activities, Total	733,366	931,937
Investing Activities
Additions to property, plant and equipment and intangible assets	(581,332)	(466,369)
Increase in long-term investments	(669,832)	(1,005,072)
Acquisitions of operating entities	(308,423)	0
Increase in other assets	(16,690)	(5,912)
Receipt of principal on development loans receivable	251,118	17,950
Decrease in long-term investments	1,000	1,158
Proceeds from sale of long-lived assets	0	2,912
Net Cash Provided by (Used in) Investing Activities, Total	(1,324,159)	(1,455,333)
Effect of exchange rate differences on cash and restricted cash	1,032	(606)
Increase in cash, cash equivalents and restricted cash	21,499	6,350
Cash, cash equivalents and restricted cash, beginning of year	65,773	59,423
Cash, cash equivalents and restricted cash, end of year	87,272	65,773
Supplemental disclosure of cash flow information:
Cash paid during the year for interest expense	171,548	155,309
Cash paid during the year for income taxes	14,543	9,652
Non-cash financing and investing activities:
Property, plant and equipment acquisitions in accruals	98,231	45,154
Issuance of common shares under dividend reinvestment plan and share-based compensation plans	87,414	65,767
Sale of property, plant and equipment, intangible assets and accrued liabilities in exchange of note receivable	57,753	13,092
Convertible Debentures
Non-cash financing and investing activities:
Issuance of common shares upon conversion of convertible debentures	$ 155	$ 468